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                                 SUPPLEMENT TO
                            THE AMERICAN TIGER FUNDS
                      PROSPECTUS DATED SEPTEMBER 30, 1998

                                OCTOBER 19, 1999

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE PROSPECTUS FOR THE AMERICAN TIGER FUNDS.

The exclusive distributor of shares in The American Tiger Top 20 Portfolio, the sole existing Portfolio of The American Tiger Funds, has been changed from GSG Securities Inc., 980 North Federal Highway, Suite 210, Boca Raton, Florida 33432, Telephone: 800-723-3326 to:

                                          Navellier Securities Corp.
                                          One East Liberty, Third Floor
                                          Reno, Nevada 89501
                                          800-887-8671

Navellier Securities Corp. distributes the Fund for the same fee as GSG Securities, Inc. did. Fund shares may also be purchased through authorized broker dealers who have entered into selling agreements with Navellier Securities Corp.

                                 SUPPLEMENT TO
                            THE AMERICAN TIGER FUNDS
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1998

                                OCTOBER 19, 1999

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN TIGER FUNDS.

The exclusive distributor of shares in The American Tiger Top 20 Portfolio, the sole existing Portfolio of The American Tiger Funds, has been changed from GSG Securities Inc., 980 North Federal Highway, Suite 210, Boca Raton, Florida 33432, Telephone: 800-723-3326 to:

                                          Navellier Securities Corp.
                                          One East Liberty, Third Floor
                                          Reno, Nevada 89501
                                          800-887-8671

Navellier Securities Corp. distributes the Fund for the same fee as GSG Securities, Inc. did. Fund shares may also be purchased through authorized broker dealers who have entered into selling agreements with Navellier Securities Corp.